Annual Fund Operating Expenses - Retail - Vanguard Wellington Fund	Mar. 29, 2021
Investor Shares
Operating Expenses:
Management Fees	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.24%
Admiral Shares
Operating Expenses:
Management Fees	0.15%
12b-1 Distribution Fee	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.16%